Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000021763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund
Accumulated Value	$ 10,000		$ 10,835	$ 11,800	$ 11,396	$ 11,241	$ 14,861	$ 14,391	$ 14,548	$ 17,160	$ 18,583	$ 21,389
C000021764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equities Index Fund
Accumulated Value	10,000		11,598	12,482	11,757	11,355	15,729	13,993	14,400	17,023	19,120	23,404
C000021765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Government Bond Fund
Accumulated Value	10,000		10,245	10,278	10,613	11,075	11,813	10,186	9,725	9,929	10,528	11,029
C000021766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund
Accumulated Value	10,000		11,381	13,472	13,449	14,793	22,803	16,389	17,880	18,650	22,088	22,882
C000021768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Cap Core Fund
Accumulated Value	10,000		11,650	13,515	15,204.00	17,801	24,622	24,185	24,959	30,638	32,643	39,266
C000021769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Index Fund
Accumulated Value	10,000		11,694	13,391	12,620	12,462	19,490	18,156	17,607	22,093	22,446	28,174
C000021770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Strategic Growth Fund
Accumulated Value	10,000		11,843	14,113	15,165	17,101	25,254	21,628	22,469	27,989	31,723	37,751
C000021772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100® Index Fund
Accumulated Value	10,000		12,888	15,588	16,017	21,577	30,958	28,660	32,424	42,325	48,849	69,605
C000021773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Science & Technology Fund
Accumulated Value	10,000		13,182	17,148	17,669	23,075	34,194	26,167	29,285	39,998	46,479	74,605
C000021774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Growth Fund
Accumulated Value	10,000		12,349	15,792	16,458	20,041	26,793	20,973	22,078	30,079	34,679	43,858
C000021776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Fund
Accumulated Value	10,000		12,018	14,472	13,135	12,628	20,708	17,159	16,283	19,486	19,629	27,993
C000021777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Socially Responsible Fund
Accumulated Value	10,000		11,515	12,915	12,989	12,723	17,643	15,637	16,102	18,932	21,055	25,587
C000021778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Stock Index Fund
Accumulated Value	10,000		11,708	13,346	13,803	15,523	21,725	21,604	22,162	28,300	32,026	41,466
C000021782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Government Securities Fund
Accumulated Value	10,000		10,035	9,902	10,494	11,393	11,199	10,363	10,163	10,229	10,733	11,187
C000021783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Core Fund
Accumulated Value	10,000		11,722	13,149	13,526	15,565	22,370	21,632	21,791	27,796	31,042	38,109
C000021785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dividend Value Fund
Accumulated Value	10,000		11,651	12,599	12,577	12,536	17,371	17,753	17,133	20,674	22,690	27,657
C000021786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inflation Protected Fund
Accumulated Value	10,000		10,320	10,434	10,801	11,328	12,205	12,043	11,807	11,970	12,390	13,109
C000022843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Value Fund
Accumulated Value	10,000		11,725	12,938	12,699	12,402	16,978	17,579	16,895	20,755	23,343	29,302
C000022844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Value Fund
Accumulated Value	10,000		12,236	12,626	10,880	9,774	14,641	12,868	12,707	15,616	18,246	23,437
C000022845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Economies Fund
Accumulated Value	10,000		13,041	14,802	13,063	12,575	19,033	15,216	13,471	15,818	17,664	27,220
C000022846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Strategy Fund
Accumulated Value	10,000		11,416	11,955	11,335	11,220	13,407	12,124	11,877	14,226	15,603	19,697
C000022849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Fund
Accumulated Value	10,000		11,765	13,576	12,642	11,254	18,806	17,832	16,467	20,824	19,230	22,659
C000022851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Fund
Accumulated Value	10,000		12,048	14,530	14,915	19,006	25,958	22,110	23,743	32,219	37,300	48,025
C000059956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Real Estate Fund
Accumulated Value	10,000		10,498	11,148	12,051	10,801	13,874	13,089	11,001	11,940	13,119	14,608
C000121199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dynamic Allocation Fund
Accumulated Value	10,000		11,198	12,256	12,436	13,733	16,262	15,078	14,749	17,057	18,459	21,527
C000222575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Allocation Lifestyle Fund
Accumulated Value	10,000		11,278	12,486	12,238	12,658	17,482	16,149	16,083	19,194	21,218	25,797
C000222576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Socially Responsible Fund
Accumulated Value	10,000		11,576	13,172	13,681	15,286	21,210	20,594	20,813	26,704	29,688	37,069
C000222577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Appreciation Fund
Accumulated Value	10,000		11,395	13,530	13,941	16,256	22,966	21,502	22,792	30,942	35,468	44,408
C000222578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Lifestyle Fund
Accumulated Value	10,000		10,774	11,291	11,430	11,930	14,536	13,391	13,217	14,594	15,722	17,778
C000222579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Bond Fund
Accumulated Value	10,000		10,264	10,217	10,811	11,744	12,081	11,024	10,695	10,994	11,607	12,254
C000222580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund
Accumulated Value	10,000		11,161	11,408	11,927	12,096	13,892	13,150	13,192	14,505	15,725	17,066
C000222581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Opportunities Fund
Accumulated Value	10,000		11,642	14,054	12,434	12,843	17,394	14,321	13,366	15,407	17,078	20,287
C000222582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Value Fund
Accumulated Value	10,000		11,354	12,618	11,855	11,169	17,518	17,558	16,703	20,723	21,409	25,751
C000222583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Lifestyle Fund
Accumulated Value	10,000		11,048	12,022	11,997	12,526	16,399	15,335	15,229	17,486	19,084	22,404
C000222584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund
Accumulated Value	10,000		11,735	13,547	11,483	9,738	17,607	16,640	14,888	18,151	17,647	25,083
C000224903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund
Accumulated Value	10,000		13,051	18,169	17,904	21,716	32,622	22,864	22,426	25,759	26,380	33,237
Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD hedged)
Accumulated Value	10,000		10,176.7	10,296.99	10,966.67	11,736.5	11,746.92	10,914.61	10,810.94	11,161.59	11,837.87	12,284.39
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,769.11	13,541.71	13,879.74	15,470.85	22,264.35	21,444.15	21,880.47	27,915.77	31,577.84	40,876.03
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,746.84	13,436.5	13,944.78	15,734.95	22,079.03	22,012.91	22,656.07	29,042.05	32,969.41	42,788.18
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Accumulated Value	10,000		11,643.64	12,571.91	11,849.51	11,516.15	15,939.99	14,285.5	14,722.76	17,450.36	19,776.36	24,285.29
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,747.68	13,462.35	13,929.06	15,675.44	22,362.85	21,757.32	22,289.86	28,532.63	32,451.02	41,811.94
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Accumulated Value	10,000		11,824.26	12,967.92	12,156.15	11,738.76	16,760.17	14,680.77	14,474.5	16,897.99	19,221.62	25,520.55
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Accumulated Value	10,000		11,752.94	13,144.07	12,974.09	13,678.59	19,402.44	18,086.52	18,240.34	22,537.12	25,613.88	33,367.01
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,157.85	10,119.8	10,767.5	11,781.32	11,733.59	10,768.85	10,538.11	10,675.67	11,258.49	11,836.44
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Accumulated Value	10,000		10,277.5	10,255.4	10,913.02	11,841.09	11,985.84	10,977.39	10,770.43	11,026.34	11,670.18	12,311.65
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		11,092.15	12,018.89	12,648.62	14,178.36	17,401.08	16,820.27	17,016.62	19,888.19	21,956.97	26,245.98
Seventy FTSE WGBI Index unhedged 30 JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index
Accumulated Value	10,000		10,253.26	10,384.94	10,821.72	11,341.34	11,890.85	10,101.61	9,667.39	9,933.63	10,625.39	11,237.4
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Accumulated Value	10,000		11,716.21	13,456.87	12,725.21	12,621.97	19,787.15	18,497.12	18,011.33	22,688.63	23,181.47	29,179.67
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	10,000		11,668.25	13,817.04	14,766.85	17,281.30	23,809.95	19,354.59	20,468.18	24,952.43	30,750.09	33,172.98
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100® Index
Accumulated Value	10,000		12,949.11	15,752.5	16,289.56	22,063.84	31,840.98	29,624.34	33,704.82	44,192.78	51,272.09	73,360.86
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		13,314.73	17,491.48	18,386.52	24,472.64	35,390.45	31,007.35	35,414.41	49,938.06	58,177.81	96,713.75
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		12,026.7	14,555.14	15,340.2	19,367.39	27,099.62	25,405.5	27,830.92	37,182.51	43,734.72	56,267.46
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,036.14	14,535.4	13,220.68	12,766.04	21,008.38	17,454.79	16,638.01	19,984.75	20,221.66	28,933.83
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Accumulated Value	10,000		10,006.9	9,926.86	10,547.81	11,733.63	11,310.49	10,468.28	10,237.18	10,222.44	10,738.65	11,137.26
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,465.54	12,411.14	12,590.90	12,384.51	17,881.15	18,047.77	17,227.26	20,967.58	22,835.7	29,355.06
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Accumulated Value	10,000		10,240.91	10,316.7	10,766.8	11,628.42	12,448.78	12,268.76	11,753.98	11,937.65	12,613.92	13,232.47
MSCI EAFE Value Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index (net)
Accumulated Value	10,000		11,844.27	12,544.43	11,512.13	10,012.64	14,170.23	13,537.86	13,549.08	16,744.03	19,878.74	25,856.00
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Accumulated Value	10,000		12,740.85	14,528.24	13,264.9	12,683	19,151.59	15,354.07	14,051.04	15,791.71	17,850.47	27,544.83
Sixty MSCI ACWI Index net 40 Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)
Accumulated Value	10,000		11,101.42	11,940.34	12,188.21	12,995.64	16,085.64	15,000.1	15,057.81	17,343.83	19,191.05	22,874.39
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		12,100.35	14,078.9	12,485.73	10,651.45	19,106.96	17,642.14	15,614.15	19,011.31	18,795.43	27,132.43
FTSE EPRA NAREIT Developed Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA /NAREIT Developed Index (net)
Accumulated Value	10,000		10,306.27	10,814.67	11,629.1	9,643.41	13,107.52	12,523.88	10,596.46	11,370.79	12,574.9	14,244.96
Fifty Six Russell 3000 Index 19 MSCI EAFE Index net 25 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		11,333.86	12,441.23	12,710.84	13,811.4	18,047.72	16,971.1	17,220.64	20,481.49	22,823.8	27,828.13
Twenty Six Russell 3000 Index 9 MSCI EAFE Index net 65 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,695.34	11,154.03	11,668.18	12,767.11	14,461.86	13,436.32	13,394.47	14,636.82	15,849.27	17,873.09
FTSE US High Yield Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE US High-Yield Market Index
Accumulated Value	10,000		11,349.51	11,631.02	12,222.23	12,261.59	14,125.13	13,445.7	13,444.88	14,962.2	16,395.08	17,614.55
MSCI ACWI ex USA SMID Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index (net)
Accumulated Value	10,000		11,634.68	13,126.55	11,694.71	11,305.52	16,657.24	14,317.89	13,801.99	15,939.25	18,155.24	23,554.16
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		11,526.67	12,486.13	12,224.6	11,380.29	17,823.07	17,813.02	16,121.69	19,937.39	21,138.95	26,891.89
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		11,011.38	11,783.48	12,189.31	13,304.34	16,195.5	15,142.27	15,236.38	17,374.63	19,089.58	22,390.56
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 11,970.93	$ 14,972.99	$ 13,942.32	$ 14,963.48	$ 22,465.48	$ 16,689.63	$ 17,136.99	$ 20,287.25	$ 20,987.74	$ 29,775.08